Quarterly Holdings Report
for
Fidelity® Enhanced Large Cap Value ETF
March 31, 2026
LGV-NPRT3-0526
1.9910059.101
Common Stocks - 99.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	9,315	906,908
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	1,979	588,218
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	14,790	2,911,559
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	2,981	399,961
UNITED KINGDOM - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
TechnipFMC PLC	242,082	16,735,129
UNITED STATES - 98.7%
Communication Services - 8.8%
Diversified Telecommunication Services - 2.4%
AT&T Inc	1,106,188	32,068,390
Comcast Corp Class A	498,041	14,298,757
Verizon Communications Inc	354,115	17,776,573
		64,143,720
Entertainment - 1.1%
Electronic Arts Inc	51,279	10,454,250
Playtika Holding Corp	84,037	233,622
Roku Inc Class A (b)	95,724	9,057,405
Walt Disney Co/The	37,198	3,585,143
Warner Bros Discovery Inc (b)	220,025	6,041,887
		29,372,307
Interactive Media & Services - 4.3%
Alphabet Inc Class A	177,381	51,007,681
Alphabet Inc Class C	144,104	41,337,673
Angi Inc Class A (b)(c)	15,898	108,901
IAC Inc Class A (b)	53,962	2,160,099
Meta Platforms Inc Class A	30,604	17,509,467
		112,123,821
Media - 0.4%
DoubleVerify Holdings Inc (b)	28,282	268,679
News Corp Class A	121,740	3,034,978
News Corp Class B	52,935	1,509,177
Versant Media Group Inc Class A	159,801	5,915,833
		10,728,667
Wireless Telecommunication Services - 0.6%
T-Mobile US Inc	74,008	15,543,900
TOTAL COMMUNICATION SERVICES		231,912,415
Consumer Discretionary - 8.1%
Automobile Components - 0.2%
BorgWarner Inc	115,880	6,287,649
Automobiles - 1.1%
Ford Motor Co	856,335	9,882,106
General Motors Co	245,342	18,277,979
		28,160,085
Broadline Retail - 2.4%
Amazon.com Inc (b)	280,540	58,428,066
eBay Inc	27,157	2,471,830
		60,899,896
Diversified Consumer Services - 0.1%
ADT Inc	384,955	2,529,154
Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc Class A (b)	99,752	12,596,683
Aramark	67,325	2,729,356
Brightstar Lottery PLC	260,339	3,316,719
Carnival Corp	68,364	1,769,260
Expedia Group Inc Class A	20,199	4,663,747
Global Business Travel Group I Class A (b)(c)	412,117	2,299,613
Life Time Group Holdings Inc (b)	96,777	2,607,172
McDonald's Corp	43,166	13,415,561
Penn Entertainment Inc (b)	90,828	1,365,145
Starbucks Corp	4,150	371,798
Wendy's Co/The (c)	102,550	712,723
		45,847,777
Household Durables - 0.3%
Garmin Ltd	16,756	3,887,560
M/I Homes Inc (b)	2,451	300,124
Newell Brands Inc	96,771	331,925
NVR Inc (b)	124	817,139
Toll Brothers Inc	20,190	2,755,329
		8,092,077
Leisure Products - 0.4%
Hasbro Inc	124,536	11,656,570
Specialty Retail - 1.7%
Abercrombie & Fitch Co Class A (b)	40,577	3,707,520
AutoNation Inc (b)(c)	20,600	4,022,356
Bath & Body Works Inc	167,098	3,119,720
CarMax Inc (b)	15,285	635,550
Chewy Inc Class A (b)	6,194	167,237
Five Below Inc (b)	7,893	1,803,393
Gap Inc/The	336,750	8,149,350
Home Depot Inc/The	30,877	10,155,137
Ross Stores Inc	57,109	12,371,523
TJX Cos Inc/The	528	84,321
Urban Outfitters Inc (b)	22,196	1,406,117
		45,622,224
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	65,951	3,483,532
Ralph Lauren Corp Class A	5,660	1,946,983
		5,430,515
TOTAL CONSUMER DISCRETIONARY		214,525,947
Consumer Staples - 5.7%
Beverages - 1.1%
Keurig Dr Pepper Inc	249,243	6,562,568
Molson Coors Beverage Co Class B	62,795	2,703,953
PepsiCo Inc	133,850	20,785,567
Primo Brands Corp Class A	19,949	375,639
		30,427,727
Consumer Staples Distribution & Retail - 1.9%
Dollar General Corp (c)	21,460	2,547,946
Dollar Tree Inc (b)	15,502	1,697,624
Maplebear Inc (b)	112,957	4,231,369
Sysco Corp	10,680	761,804
Target Corp	32,750	3,969,300
US Foods Holding Corp (b)	9,123	841,232
Walmart Inc	278,460	34,607,009
		48,656,284
Food Products - 0.1%
General Mills Inc	69,904	2,601,827
Kraft Heinz Co/The	6,617	148,816
		2,750,643
Household Products - 1.2%
Church & Dwight Co Inc	33,173	3,095,704
Procter & Gamble Co/The	190,865	27,568,541
		30,664,245
Personal Care Products - 0.0%
Kenvue Inc	15,522	267,599
Tobacco - 1.4%
Altria Group Inc	144,361	9,526,382
Philip Morris International Inc	170,295	28,156,576
		37,682,958
TOTAL CONSUMER STAPLES		150,449,456
Energy - 7.0%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	93,907	5,733,022
Weatherford International PLC	1,338	126,548
		5,859,570
Oil, Gas & Consumable Fuels - 6.8%
Cheniere Energy Inc	32,606	9,252,279
Chevron Corp	144,579	29,913,395
ConocoPhillips	191,813	25,319,316
Devon Energy Corp	149,895	7,542,716
DT Midstream Inc	2,377	320,111
EOG Resources Inc (c)	91,133	13,175,098
Excelerate Energy Inc Class A	28,120	939,770
Expand Energy Corp	29,005	3,184,169
Exxon Mobil Corp	389,152	66,023,529
Kinder Morgan Inc	386,949	12,974,400
Occidental Petroleum Corp	89,694	5,830,110
SM Energy Co	20,568	641,310
Williams Cos Inc/The	79,245	5,767,451
		180,883,654
TOTAL ENERGY		186,743,224
Financials - 19.8%
Banks - 6.1%
Bank of America Corp	420,890	20,518,388
Citigroup Inc	52,888	5,998,028
JPMorgan Chase & Co	237,977	70,003,314
Pinnacle Financial Partners Inc	73,071	6,294,336
PNC Financial Services Group Inc/The	80,001	16,647,408
US Bancorp	332,064	17,270,649
Wells Fargo & Co	284,848	22,676,749
Zions Bancorp NA	8,262	476,056
		159,884,928
Capital Markets - 5.7%
Ameriprise Financial Inc	23,019	10,229,644
Bank of New York Mellon Corp/The	150,759	17,884,540
Blackrock Inc	14,257	13,711,099
Cboe Global Markets Inc	7,000	1,967,490
Charles Schwab Corp/The	273,334	25,687,930
CME Group Inc Class A	40,621	11,997,412
Goldman Sachs Group Inc/The	23,849	20,176,016
Invesco Ltd	40,290	978,644
Morgan Stanley	129,180	21,259,153
Morningstar Inc	5,335	901,882
Northern Trust Corp	66,485	9,279,311
S&P Global Inc	6,166	2,622,646
State Street Corp	95,388	12,072,305
StoneX Group Inc (b)	9,327	752,223
Virtu Financial Inc Class A	51,694	2,273,502
		151,793,797
Consumer Finance - 0.8%
Ally Financial Inc	114,120	4,476,928
American Express Co	18,227	5,513,303
Capital One Financial Corp	64,056	11,685,736
		21,675,967
Financial Services - 4.4%
Berkshire Hathaway Inc Class B (b)	186,777	89,503,538
Fidelity National Information Services Inc	159,376	7,476,328
Fiserv Inc (b)	267,069	14,902,450
Mastercard Inc Class A	940	469,680
PayPal Holdings Inc	67,286	3,043,346
Rocket Cos Inc Class A (b)	53,446	761,606
		116,156,948
Insurance - 2.8%
Allstate Corp/The	42,435	8,798,473
Arch Capital Group Ltd (b)	3,421	328,382
Assurant Inc	29,105	6,339,360
Globe Life Inc	35,960	5,004,553
Hartford Insurance Group Inc/The	60,485	8,179,387
Kemper Corp	36,455	1,114,065
Loews Corp	79,824	8,520,414
Mercury General Corp	7,082	624,278
MetLife Inc	49,210	3,480,131
Principal Financial Group Inc	2,803	252,578
Progressive Corp/The	87,655	17,376,727
Travelers Companies Inc/The	45,654	13,316,359
		73,334,707
TOTAL FINANCIALS		522,846,347
Health Care - 10.8%
Biotechnology - 2.1%
AbbVie Inc	19,558	4,253,669
Biogen Inc (b)	21,217	3,889,713
BioMarin Pharmaceutical Inc (b)	111,596	6,304,058
Exelixis Inc (b)	85,969	3,687,210
Gilead Sciences Inc	152,367	21,235,390
Incyte Corp (b)	57,086	5,372,934
PTC Therapeutics Inc (b)	25,140	1,712,788
Regeneron Pharmaceuticals Inc	10,981	8,484,360
		54,940,122
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	226,724	23,277,753
Boston Scientific Corp (b)	20,589	1,291,960
Cooper Cos Inc/The (b)	40,348	2,884,882
Edwards Lifesciences Corp (b)	23,963	1,918,957
Medtronic PLC	148,406	12,859,380
Solventum Corp (b)	15,267	996,935
		43,229,867
Health Care Providers & Services - 2.1%
Cardinal Health Inc	18,995	4,013,833
Centene Corp (b)	25,509	835,165
Cigna Group/The	16,487	4,397,907
CVS Health Corp	120,514	8,655,315
Elevance Health Inc	28,256	8,271,944
HealthEquity Inc (b)	11,126	929,800
Humana Inc	11,912	2,065,422
Option Care Health Inc (b)	28	754
Tenet Healthcare Corp (b)	17,888	3,375,644
UnitedHealth Group Inc	88,440	23,930,980
		56,476,764
Health Care Technology - 0.1%
Veeva Systems Inc Class A (b)	19,702	3,460,853
Life Sciences Tools & Services - 1.0%
10X Genomics Inc Class A (b)	238,505	5,063,461
Charles River Laboratories International Inc (b)	2,353	405,892
Danaher Corp	24,686	4,680,466
Illumina Inc (b)(c)	74,507	9,183,733
IQVIA Holdings Inc (b)	14,841	2,530,984
Thermo Fisher Scientific Inc	9,851	4,842,062
		26,706,598
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co	382,677	23,209,360
Eli Lilly & Co	3,042	2,797,940
Johnson & Johnson	169,638	41,466,314
Merck & Co Inc	147,260	17,713,905
Pfizer Inc	373,687	10,493,131
Viatris Inc (c)	490,704	6,629,411
		102,310,061
TOTAL HEALTH CARE		287,124,265
Industrials - 14.3%
Aerospace & Defense - 3.4%
Boeing Co (b)	38,778	7,717,985
Curtiss-Wright Corp	6,863	4,674,527
GE Aerospace	43,554	12,359,319
HEICO Corp	27,550	7,554,210
Lockheed Martin Corp	33,473	20,230,746
Moog Inc Class A	1,455	425,791
Northrop Grumman Corp	9,978	6,807,391
RTX Corp	134,392	25,924,217
StandardAero Inc (b)	86,189	2,226,262
Woodward Inc	216	77,311
		87,997,759
Air Freight & Logistics - 0.5%
FedEx Corp	19,121	6,810,518
United Parcel Service Inc Class B	73,042	7,185,872
		13,996,390
Building Products - 1.5%
Advanced Drainage Systems Inc	5,775	791,926
Allegion plc	52,495	7,626,999
Carlisle Cos Inc	14,152	4,721,390
Johnson Controls International plc	160,818	21,059,117
Resideo Technologies Inc (b)	7,121	240,048
Trane Technologies PLC	12,097	5,041,304
		39,480,784
Commercial Services & Supplies - 0.7%
Cintas Corp	39,054	6,605,594
Clean Harbors Inc (b)	3,992	1,144,626
Republic Services Inc	3,279	718,166
Veralto Corp	120,448	10,650,012
		19,118,398
Construction & Engineering - 0.8%
AECOM	32,140	2,726,115
Comfort Systems USA Inc	5,397	7,442,409
EMCOR Group Inc	689	508,696
Tutor Perini Corp	30,000	2,315,700
Valmont Industries Inc	20,353	8,132,448
		21,125,368
Electrical Equipment - 1.9%
Acuity Inc	20,282	5,683,422
AMETEK Inc	53,322	11,430,104
Eaton Corp PLC	39,633	14,175,535
nVent Electric PLC	83,301	9,852,842
Rockwell Automation Inc	27,678	9,933,081
Sensata Technologies Holding PLC	3,314	116,719
		51,191,703
Ground Transportation - 1.0%
CSX Corp	64,400	2,643,620
JB Hunt Transport Services Inc	23,260	4,928,794
Lyft Inc Class A (b)(c)	406,633	5,408,219
Norfolk Southern Corp	20,678	5,934,586
Uber Technologies Inc (b)	65,195	4,689,476
XPO Inc (b)	12,752	2,480,902
		26,085,597
Industrial Conglomerates - 1.2%
3M Co	52,736	7,658,849
Honeywell International Inc	104,426	23,603,409
		31,262,258
Machinery - 2.7%
Caterpillar Inc	23,993	16,998,082
CNH Industrial NV Class A	24,501	269,511
Crane Co	24,699	4,223,529
Cummins Inc	11,323	6,092,000
Deere & Co	6,227	3,507,669
ESCO Technologies Inc	1,401	394,199
Flowserve Corp	166,400	12,232,065
Fortive Corp	64,277	3,553,233
Franklin Electric Co Inc	8	737
Gates Industrial Corp PLC (b)	108,010	2,442,106
IDEX Corp	3,956	749,860
Illinois Tool Works Inc	3,943	1,026,323
Mueller Water Products Inc Class A1	19,211	528,110
Nordson Corp	3,501	931,476
Parker-Hannifin Corp	7,776	6,961,386
RBC Bearings Inc (b)	2,979	1,617,954
SPX Technologies Inc (b)	5,626	1,124,862
Toro Co/The	46,355	4,331,411
Westinghouse Air Brake Technologies Corp	11,900	2,973,929
Xylem Inc/NY	11,511	1,375,565
		71,334,007
Passenger Airlines - 0.1%
SkyWest Inc (b)	24,554	2,254,794
Southwest Airlines Co	14,208	533,794
		2,788,588
Professional Services - 0.1%
Booz Allen Hamilton Holding Corp Class A	44,325	3,458,680
Jacobs Solutions Inc	4	509
		3,459,189
Trading Companies & Distributors - 0.4%
Applied Industrial Technologies Inc	2,042	541,783
Ferguson Enterprises Inc	10,177	2,373,887
MSC Industrial Direct Co Inc Class A (c)	51,129	4,717,673
Rush Enterprises Inc Class A	47,733	3,155,629
Wesco International Inc	4,035	1,104,057
		11,893,029
TOTAL INDUSTRIALS		379,733,070
Information Technology - 12.4%
Communications Equipment - 1.9%
Cisco Systems Inc	312,267	24,228,797
Extreme Networks Inc (b)	731,855	11,036,373
Motorola Solutions Inc	34,194	14,839,170
		50,104,340
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp Class A	31,481	3,977,624
Avnet Inc	40,191	2,476,569
Corning Inc	9,451	1,285,052
Itron Inc (b)	1	90
Keysight Technologies Inc (b)	60,444	17,067,573
Zebra Technologies Corp Class A (b)	43,286	9,050,237
		33,857,145
IT Services - 0.5%
Accenture PLC Class A	6,748	1,338,061
DXC Technology Co (b)	63,362	796,460
IBM Corporation	22,747	5,513,645
MongoDB Inc Class A (b)	2,093	512,304
Okta Inc Class A (b)	31,312	2,464,568
Twilio Inc Class A (b)	16,050	2,019,411
		12,644,449
Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices Inc (b)	20,050	4,078,772
Analog Devices Inc	32,976	10,490,985
Applied Materials Inc	34,505	11,793,464
Broadcom Inc	41,972	12,990,754
Cirrus Logic Inc (b)(c)	26,552	3,839,950
Intel Corp (b)	489,095	21,583,762
Marvell Technology Inc	59,827	5,925,864
Micron Technology Inc	117,009	39,530,321
Qnity Electronics Inc	2,178	251,298
Qorvo Inc (b)	76,207	5,898,422
QUALCOMM Inc	166,208	21,404,266
Skyworks Solutions Inc	54,546	2,920,938
Teradyne Inc	241	71,446
		140,780,242
Software - 1.9%
Adobe Inc (b)	45,126	10,969,228
Alarm.com Holdings Inc (b)	91,857	3,967,304
Atlassian Corp Class A (b)	7,414	506,006
Docusign Inc (b)	83,098	3,939,676
Elastic NV (b)	21,156	1,057,588
Fortinet Inc (b)	84,959	6,942,849
Salesforce Inc	58,280	10,879,128
Strategy Inc Class A (b)(c)	6,407	799,594
Tenable Holdings Inc (b)	194,399	3,288,259
Teradata Corp (b)	12,042	308,635
Unity Software Inc (b)	46,640	1,023,282
Zoom Communications Inc Class A (b)	88,740	7,133,809
		50,815,358
Technology Hardware, Storage & Peripherals - 1.5%
Apple Inc	52,267	13,264,843
Hewlett Packard Enterprise Co	378,757	9,018,204
NetApp Inc	61,988	6,346,951
Sandisk Corp/DE (b)	365	231,899
Western Digital Corp	42,270	11,433,612
		40,295,509
TOTAL INFORMATION TECHNOLOGY		328,497,043
Materials - 4.1%
Chemicals - 1.8%
Albemarle Corp	6,140	1,102,314
Balchem Corp	4,283	725,883
Corteva Inc	117,296	9,818,848
DuPont de Nemours Inc	162,485	7,441,813
Ecolab Inc	26,556	7,064,427
FMC Corp (c)	81,596	1,405,083
Linde PLC	43,049	21,341,973
		48,900,341
Construction Materials - 0.4%
CRH PLC	100,363	10,550,159
Containers & Packaging - 0.1%
Ball Corp	34,797	2,056,851
Sealed Air Corp	58	2,438
		2,059,289
Metals & Mining - 1.8%
Commercial Metals Co	187,937	11,544,970
Freeport-McMoRan Inc	111,150	6,533,397
Newmont Corp	90,695	9,817,734
Nucor Corp	97,904	16,555,566
Reliance Inc	8,929	2,713,702
		47,165,369
TOTAL MATERIALS		108,675,158
Real Estate - 3.7%
Health Care REITs - 0.9%
Ventas Inc	82,134	6,716,919
Welltower Inc	82,447	16,300,596
		23,017,515
Industrial REITs - 0.4%
First Industrial Realty Trust Inc	46,109	2,667,406
Prologis Inc	58,213	7,694,594
STAG Industrial Inc Class A	26,604	959,340
		11,321,340
Real Estate Management & Development - 0.0%
Compass Inc Class A (b)	56,143	410,405
Zillow Group Inc Class C (b)	15	620
		411,025
Residential REITs - 0.0%
American Homes 4 Rent Class A	15,202	424,440
Invitation Homes Inc	20,981	521,378
Sun Communities Inc	1,079	135,911
		1,081,729
Retail REITs - 0.8%
Brixmor Property Group Inc	45,907	1,322,121
Phillips Edison & Co Inc	121,703	4,554,126
Regency Centers Corp	46,598	3,525,605
Simon Property Group Inc	61,198	11,415,263
		20,817,115
Specialized REITs - 1.6%
Digital Realty Trust Inc	23,391	4,215,292
Equinix Inc	10,785	10,571,888
Gaming and Leisure Properties Inc	30,965	1,373,917
Millrose Properties Inc Class A	127,359	3,566,052
Outfront Media Inc	174,460	4,623,190
VICI Properties Inc	576,263	15,743,506
Weyerhaeuser Co	2	49
		40,093,894
TOTAL REAL ESTATE		96,742,618
Utilities - 4.0%
Electric Utilities - 2.8%
American Electric Power Co Inc	7,905	1,036,187
Constellation Energy Corp	29,731	8,302,382
Duke Energy Corp	11,859	1,552,817
Edison International	16,799	1,229,351
Evergy Inc	45,028	3,688,694
Exelon Corp	225,997	11,078,373
NextEra Energy Inc	187,211	17,388,159
NRG Energy Inc	31,674	4,628,838
PG&E Corp	26,867	472,053
Portland General Electric Co	7,348	387,754
PPL Corp	341,977	13,063,521
Southern Co/The	96,282	9,293,139
		72,121,268
Gas Utilities - 0.0%
Southwest Gas Holdings Inc	10,382	902,196
Multi-Utilities - 1.2%
Ameren Corp	40,439	4,445,055
CenterPoint Energy Inc	53,849	2,324,123
CMS Energy Corp	44,125	3,423,218
Consolidated Edison Inc	67,976	7,693,524
DTE Energy Co	24	3,508
Sempra	145,743	14,161,847
		32,051,275
TOTAL UTILITIES		105,074,739
TOTAL UNITED STATES		2,612,324,282
TOTAL COMMON STOCKS (Cost $2,336,174,396)		2,633,866,057

U.S. Treasury Obligations - 0.1%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (e)	3.54	2,750,000	2,749,723
US Treasury Bills 0% 6/4/2026 (e)	3.62	70,000	69,550
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,819,284)			2,819,273

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	11,342,554	11,344,822
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	15,470,851	15,472,399
TOTAL MONEY MARKET FUNDS (Cost $26,817,221)			26,817,221

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $2,365,810,901)	2,663,502,551
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(13,107,643)
NET ASSETS - 100.0%	2,650,394,908

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	44	6/2026	14,455,650	(151,811)

The notional amount of long futures as a percentage of Net Assets is 0.5%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,037,452.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $6,864,082.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	996,590	191,261,600	180,912,898	786,414	(470)	-	11,344,822	11,342,554	0.0%
Fidelity Securities Lending Cash Central Fund	17,626,283	543,887,657	546,039,538	18,046	(2,003)	-	15,472,399	15,470,851	0.0%
Total	18,622,873	735,149,257	726,952,436	804,460	(2,473)	-	26,817,221

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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